SHARE-BASED PAYMENT (Details 8) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013	Aug. 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Total stock-based compensation expense	$ 548,634	$ 1,253,725	$ 1,563,264	$ 2,492,191	$ 4,438,272	$ 6,203,229	$ 2,961,687
Sales and Marketing Expenses [Member]
Total stock-based compensation expense	252,765	467,893
Technology and Development [Member]
Total stock-based compensation expense	137,342	342,226	508,905	609,970	1,069,186	1,271,437	427,673
General and Administrative Expenses [Member]
Total stock-based compensation expense	158,527	443,606
Selling and Marketing Expense [Member]
Total stock-based compensation expense			591,131	1,027,637	1,594,565	1,322,905	243,913
General and Administrative Expense [Member]
Total stock-based compensation expense			$ 463,228	$ 854,584	$ 1,774,521	$ 3,608,887	$ 2,290,101